Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amortized cost for each class of receivables, by credit quality indicator
Financing receivable and net investment in lease, amortized cost	$ 12,639	$ 12,716
Americas | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	2,080	2,292
Originated in Fiscal Year before Latest Fiscal Year	1,372	1,645
Originated Two Years before Latest Fiscal Year	950	655
Originated Three Years before Latest Fiscal Year	233	205
Originated Four Years before Latest Fiscal Year	43	104
Originated Five or More Years before Latest Fiscal Year	53	55
Financing receivable and net investment in lease, amortized cost	4,732	4,955
Americas | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	621	1,028
Originated in Fiscal Year before Latest Fiscal Year	310	268
Originated Two Years before Latest Fiscal Year	113	85
Originated Three Years before Latest Fiscal Year	24	79
Originated Four Years before Latest Fiscal Year	17	23
Originated Five or More Years before Latest Fiscal Year	44	50
Financing receivable and net investment in lease, amortized cost	1,129	1,533
EMEA | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,145	750
Originated in Fiscal Year before Latest Fiscal Year	341	687
Originated Two Years before Latest Fiscal Year	408	284
Originated Three Years before Latest Fiscal Year	125	106
Originated Four Years before Latest Fiscal Year	29	58
Originated Five or More Years before Latest Fiscal Year	37	16
Financing receivable and net investment in lease, amortized cost	2,085	1,901
EMEA | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	514	520
Originated in Fiscal Year before Latest Fiscal Year	258	374
Originated Two Years before Latest Fiscal Year	194	83
Originated Three Years before Latest Fiscal Year	27	60
Originated Four Years before Latest Fiscal Year	15	38
Originated Five or More Years before Latest Fiscal Year	35	30
Financing receivable and net investment in lease, amortized cost	1,043	1,106
Asia Pacific | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	616	501
Originated in Fiscal Year before Latest Fiscal Year	285	386
Originated Two Years before Latest Fiscal Year	254	110
Originated Three Years before Latest Fiscal Year	69	97
Originated Four Years before Latest Fiscal Year	36	40
Originated Five or More Years before Latest Fiscal Year	26	39
Financing receivable and net investment in lease, amortized cost	1,287	1,174
Asia Pacific | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	77	70
Originated in Fiscal Year before Latest Fiscal Year	19	42
Originated Two Years before Latest Fiscal Year	26	40
Originated Three Years before Latest Fiscal Year	5	22
Originated Four Years before Latest Fiscal Year	8	8
Originated Five or More Years before Latest Fiscal Year	7	12
Financing receivable and net investment in lease, amortized cost	$ 142	$ 195